Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expenses
	2021	2020	2019
Current income tax expense	$138,246	$376,823	$818,799
Deferred income tax (benefit) expense	(2,832)	(10,381)	2,451
Total	$135,414	$366,442	$821,250

Schedule of deferred tax assets
	As of December 31, 2021	As of December 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$35,491	$31,852
Contingent liabilities	-	-
Net operating loss carryforwards:
PRC	153,696	97,192
HONG KONG	9,633	9,654
	198,820	138,698
Less valuation allowance	(163,329)	(106,846)
Total deferred tax assets	$35,491	$31,852

Schedule of reconciliation of effective income tax rate
	December 31, 2021	December 31, 2020	December 31, 2019
PRC statutory tax rate	25.0%	25%	25%
Effect of tax rate differential	-13.3%	-5.2%	-2.2%
Valuation allowance deferred tax	-27.2%	4.9%	2.2%
Non-deductible items*	-1.4%	7.2%	8.3%
Effective tax rate	-16.9%	31.9%	33.3%

Schedule of taxes payable
	December 31, 2021	December 31, 2020
VAT taxes payable	$345,133	$442,054
Income taxes payable	2,761,201	2,272,072
Other taxes payable	26,960	8,283
Total	$3,133,294	$2,722,409